CONDENSED CONSOLIDATED BALANCE SHEETS kr in Millions, $ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
ASSETS
Goodwill	$ 355	$ 355
Other intangible assets	1,752	1,728
Property and equipment	152	137
Right-of-use assets	125	128
Receivables	8	7
Deferred tax assets	127	127
Other investments	35	32
Total non-current assets	2,554	2,514
Corporate tax receivable	0	14
Inventories	13	9
Receivables	998	923
Marketable securities	1,603	1,574
Cash and cash equivalents	1,296	1,380
Total current assets	3,910	3,900
Total assets	6,464	6,414
SHAREHOLDERS’ EQUITY AND LIABILITIES
Share capital	10	10
Share premium	1,904	1,961
Other reserves	(210)	(226)
Retained earnings	3,598	3,392
Total shareholders' equity	5,302	5,137
Lease liabilities	132	131
Contract liabilities	67	67
Deferred tax liabilities	330	330
Other payables	4	5
Total non-current liabilities	533	533
Corporate tax payable	40	239
Lease liabilities	16	13
Contract liabilities	6	3
Other payables	567	489
Total current liabilities	629	744
Total liabilities	1,162	1,277
Total shareholders' equity and liabilities	$ 6,464	$ 6,414